PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Depreciation	$ 326,852	$ 280,291	$ 614,661	$ 597,264	$ 1,146,412	$ 1,116,727